Schedule of Significant Assumptions Used In Valuation of Derivative Liability (Details)	Sep. 30, 2025	Jun. 30, 2025
Measurement Input, Expected Term [Member]
Derivative [Line Items]
Derivative liability, measurement input	1.93
Measurement Input, Expected Term [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input		2.18
Measurement Input, Expected Term [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input		2.43
Measurement Input, Price Volatility [Member]
Derivative [Line Items]
Derivative liability, measurement input	238
Measurement Input, Price Volatility [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input		207.70
Measurement Input, Price Volatility [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input		233.30
Measurement Input, Expected Dividend Rate [Member]
Derivative [Line Items]
Derivative liability, measurement input	0.00
Measurement Input, Expected Dividend Rate [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input		0.00
Measurement Input, Expected Dividend Rate [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input		0.00
Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Derivative liability, measurement input	3.60
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Derivative [Line Items]
Derivative liability, measurement input		3.72
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Derivative [Line Items]
Derivative liability, measurement input		3.89